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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.   Name and address of issuer:

     Alliance Short-Term Multi-Market Trust, Inc.
     1345 Avenue of the Americas
     New York, NY  10105

2. Name of each series or class of funds for which this notice is filed:

     Class A
     Class B
     Class C

3.   Investment Company Act File Number:
     811-05771

     Securities Act File Number:
     33-27131


4.   Last day of fiscal year for which this notice is filed:
     October 31, 1996


5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
     declaration:                                            [  ]

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:




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        457,934,588
     $3,414,315,331

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       75,697,456
     $610,121,495

9. Number and aggregate sale price of securities sold during the fiscal year:

       4,586,137
     $37,276,702

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         -0-
         -0-

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

       3,770,711
     $28,573,224

12.  Calculation of registration fee:

 (i)  Aggregate sale price of securities sold
      during the fiscal year in reliance on rule
      24f-2 (from Item 10):                           -0-

(ii)  Aggregate price of shares issued in
      connection with dividend reinvestment
      plans (from Item 11 if applicable):         +  $28,573,224

(iii) Aggregate price of shares redeemed or
      repurchased during the fiscal year (if
      applicable):                                -  $28,573,224

(iv)  Aggregate price of shares redeemed or
      repurchased and previously applied as a
      reduction to filing fees pursuant to rule
      24e-2 (if applicable):                      +   -0-

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i),line (ii), less



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      line (iii), plus line (iv)] plus (if
      applicable):                                    -0-

(vi)  Multiplier prescribed by Section 6(b) of
      the Securities Act of 1933 or other
      applicable law or  regulation (see
      instruction C.6):                           x  1/3300

(vii) Fee due [line (i) or line (v) multiplied
      by line (vi)]:                              -0-

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
     Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).                                              [  ]


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                            SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)* /s/ Domenick Pugliese
                               ____________________________
                               Domenick Pugliese
                               Assistant Secretary

Date:  December 13, 1996

*Please print the name and title of the signing officer below the signature

















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